Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	Three Months Ended March 31,
	2021		2020
	Class A Common	Class B Common	Class A Common	Class B Common
Stock options	11,359,379	—	14,935,151	—
Convertible Preferred Stock	197,848,010	—	154,993,663	—
Warrants	722,586	—	722,586	—
RSAs	—	—	—	725,000

Total	209,929,975	—	170,651,400	725,000

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive:

	Years Ended December 31,
	2020		2019
	Class A Common	Class B Common	Class A Common	Class B Common
Stock options	12,851,154	—	8,753,954	—
Convertible Preferred Stock	154,993,663	—	154,993,663	—
Warrants	722,586	—	722,586	—
RSAs	—	—	93,752	2,900,000

Total	168,567,403	—	164,563,955	2,900,000